Significant accounting policies - Stock-based Compensation (Details) - Restricted Share Unit (RSU)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award service period	2 years
Award vesting period	3 years
Number of trading days used to determine weighted average trading price of common shares	5 days
Compensation expense recognition period	3 years